Investment Securities, Held-to-maturity Securities, Maturity (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Amortized Cost [Abstract]
Due in one year or less	$ 0
Due in one year through five years	69,598
Due in five years through ten years	1,348
Amortized Cost	70,946	86,215
Fair Value [Abstract]
Due in one year or less	0
Due in one year through five years	73,895
Due in five years through ten years	1,447
Fair Value	$ 75,342	$ 90,305